Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	L 3 COMMUNICATIONS HOLDINGS INC
Entity Central Index Key	0001056239
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false